Related Party Transactions (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	$ 25,244	$ 25,929
GBuy Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	12,977	6,638
Webuy Talent Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	$ 10,734	$ 5,169